Related Party Transactions - Summary Of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Management compensation	$ 6,234	$ 3,139
Share-based compensation expense	10,992	5,972
Total	$ 17,226	$ 9,111